ACCRUED EXPENSES AND OTHER LIABILITIES	12 Months Ended
Dec. 31, 2022
Accrued Liabilities and Other Liabilities [Abstract]
ACCRUED EXPENSES AND OTHER LIABILITIES
NOTE 7:	ACCRUED EXPENSES AND OTHER LIABILITIES
	December 31,
	2022	2021
Accrued management services	$86	$86
Professional services	202	206
Facilities	-	136
Legal contingent liability	-	67
Legal service providers	-	28
Authorities	-	393
Other accrued expenses	181	643

	$469	$1,559